Classification of Financial Instruments - Classification of Financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Categories of current financial liabilities
Borrowings	₩ 17,540,585	₩ 16,446,821
Debt securities	26,901,367	24,674,526
Derivative liabilities	23,914	18,379
Trade and other payables	9,411,315	9,089,973
Total current financial liabilities	53,877,181	50,229,699
Categories of non-current financial liabilities
Borrowings	3,118,796	3,392,831
Debt securities	84,972,652	89,117,652
Derivative liabilities	260,911	433,855
Trade and other payables	4,609,241	4,981,957
Total non-current financial liabilities	92,961,600	97,926,295
Total financial liabilities	146,838,781	148,155,994
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	23,914	18,379
Trade and other payables	0	0
Total current financial liabilities	23,914	18,379
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	256,018	410,291
Trade and other payables	0	0
Total non-current financial liabilities	256,018	410,291
Total financial liabilities	279,932	428,670
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	17,540,585	16,446,821
Debt securities	26,901,367	24,674,526
Derivative liabilities	0	0
Trade and other payables	9,411,315	9,089,973
Total current financial liabilities	53,853,267	50,211,320
Categories of non-current financial liabilities
Borrowings	3,118,796	3,392,831
Debt securities	84,972,652	89,117,652
Derivative liabilities	0	0
Trade and other payables	4,609,241	4,981,957
Total non-current financial liabilities	92,700,689	97,492,440
Total financial liabilities	146,553,956	147,703,760
Derivatives (applying hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	0	0
Trade and other payables	0	0
Total current financial liabilities	0	0
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	4,893	23,564
Trade and other payables	0	0
Total non-current financial liabilities	4,893	23,564
Total financial liabilities	₩ 4,893	₩ 23,564